Provision for legal proceedings and judicial deposits	12 Months Ended
Dec. 31, 2025
Provision for legal proceedings and judicial deposits
Provision for legal proceedings and judicial deposits
16 Provision for legal proceedings and judicial deposits

Accounting policy:

The provisions are recognized as liabilities when the Company has a present obligation (legal or constructive) arising from a past event, it is probable that there will be an outflow of resources to settle the obligation, and the amount of the obligation can be estimated with reasonable accuracy. The recognition of the provision is accompanied by the corresponding expense entry in the income statement.

The assessment of the probability of capital outflows considers the evidence available at the balance sheet date, including the regulatory hierarchy, prevailing case law, recent court decisions and their relevance to the Brazilian legal system, as well as opinions from specialized external legal advisors. provisions are reviewed at each balance sheet date and adjusted based on circumstances, such as the expiration of the statute of limitations, the conclusion of tax proceedings, or the identification of additional exposures based on new facts or judicial decisions.

a) Probable losses and judicial deposits:

	Provision for legal proceedings
	Consolidated
	December 31, 2025	December 31, 2024
Tax	694,524	745,896
Civil, environmental and regulatory	907,205	818,422
Labor	456,393	480,315
Total	2,058,122	2,044,633

	Judicial deposits
	Consolidated
	December 31, 2025	December 31, 2024
Tax	769,351	801,723
Civil, environmental and regulatory	182,809	134,058
Labor	120,822	120,909
Total	1,072,982	1,056,690

The movement of provisions for legal proceedings during the fiscal year was as follows:

	Consolidated
	Tax	Civil, environmental and regulatory	Labor	Total
Balance as of January 1, 2024	813,732	512,979	387,692	1,714,403
Provisioned in the year	129,619	181,734	154,193	465,546
Write-offs by reversal / payment	(138,562)	(187,735)	(168,112)	(494,409)
Business combination	1,382	91,913	4,831	98,126
Interest (i)	(60,275)	219,531	101,711	260,967
Balance as of December 31, 2024	745,896	818,422	480,315	2,044,633
Provisioned in the year	69,981	243,209	122,498	435,688
Write-offs by reversal / payment	(60,024)	(211,774)	(210,315)	(482,113)
Transfer	(124,484)	—	—	(124,484)
Business combination	—	1,089	2,287	3,376
Interest (i)	63,155	56,259	61,608	181,022
Balance as of December 31, 2025	694,524	907,205	456,393	2,058,122

(i)	Includes interest rate reduction due to reversal.

The Company has debts secured by assets or through cash deposits, bank guarantees, or surety bonds.

The Company holds additional indemnification claims beyond those mentioned, which, being considered probable, were not recorded as they represent contingent assets.

Tax

The main tax litigation cases for which the risk of loss is considered likely are described below:

	Consolidated
	December 31, 2025	December 31, 2024
Compensation with FINSOCIAL (i)	351,539	337,351
INSS (ii)	117,264	101,399
ICMS credit (iii)	104,889	64,708
PIS and COFINS	6,081	34,412
IPI	23,449	64,969
Other	91,302	143,057
Total	694,524	745,896

(i)	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
(ii)	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court, recognizing the constitutionality of art. 22-A of Law No. 8.212/91.
(iii)	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.

Labor

The Company and its subsidiaries are named as defendants in several labor lawsuits filed by former employees and outsourced service providers. The claims include demands for additional compensation and various types of damages.

Additionally, the Company is a party to public civil actions filed by the Labor Prosecutor's Office, related to alleged violations of labor standards, working conditions, and the work environment. Regarding the allegations found to be valid, the Company has entered into Settlement Agreements (“TACs”) with the competent authorities.

               Civil, Environmental and Regulatory

The Company and its subsidiaries are parties to several indemnification lawsuits, public civil actions, and administrative proceedings. Individually, these proceedings are not considered significant, and, basis on the assessment of its legal advisors, the risk of loss is classified as probable.

b) Possible losses

The following describes the main processes for which the risk of loss is considered possible:

	Consolidated
	December 31, 2025	December 31, 2024
Tax	8,392,969	8,624,545
Civil, environmental and regulatory	6,864,896	6,569,528
Labor	814,364	690,535
Total	16,072,229	15,884,608

Tax

	Consolidated
	December 31, 2025	December 31, 2024
Isolated fine - Federal tax (i)	856,908	847,582
ICMS - Tax on circulation of goods (ii)	3,021,717	2,996,997
IRRF (iii)	925,890	869,346
PIS and COFINS (iv)	1,888,292	2,174,274
MP 470 installment of debts (v)	281,285	253,793
Stock Grant Plan	33,387	32,087
IOF on loans (vi)	68,168	195,098
Reward Credit Compensation (vii)	162,357	157,959
IPI - Tax on industrialized products(viii)	381,282	333,185
INSS	209,118	159,983
IPTU Urban Property Tax (ix)	143,077	128,700
Other	421,488	475,541
Total	8,392,969	8,624,545

(i)	Among the demands related to the isolated fine, there is an assessment resulting from: (a) disregard of the REPORTO tax benefits, with the consequent application of the isolated fine corresponding to 50% of the value of the acquired goods; (b) issuance of infraction notices regarding the alleged absence of payment of federal taxes (IRPJ, CSLL, PIS and COFINS) and alleged undue crediting of IPI tax credit, with the application of an isolated fine.
(ii)	The ICMS - State VAT claims are substantially related to: (a) disallowance of ICMS - State VAT credits related to the acquisition of diesel oil; goods allegedly classified as for use and consumption; and suppliers whose state registrations have been revoked (declared ineligible); (b) proof of delivery of goods sold under FOB terms; (c) ICMS - State VAT on transportation services for export; (d) discrepancies in the application of the legislation governing operations with tax substitution; and (e) acquisition of railcars due to the alleged non-exemption provided for by the Tax Regime for Incentives to Modernization and Expansion of Port Infrastructure – REPORTO; and (f) ICMS - State VAT and fines on operations with tax documents considered invalid by the tax authorities.
(iii)	Withholding tax ( IRRF) charged on: (a) alleged capital gains arising from the acquisition of companies located abroad; and (b) disallowance of IRRF offset on swap transactions.
(iv)	Disallowances of PIS and COFINS credits, calculated under the non-cumulative system, due to discrepancies in the definition of inputs.
(v)	Requests for installment payments of federal tax debts were partially rejected by the Brazilian Federal Revenue Service, on the grounds that the tax losses are insufficient to settle the respective debts.
(vi)	IOF charges related substantially to: (a) current accounts held by subsidiaries of the Company; and (b) financial transactions between companies within the group.
(vii)	Declarations of compensation via the PERD/COMP electronic system, relating to "premium credit," considered as undeclared by the Brazilian Federal Revenue Service.
(viii)	Collection of disallowed IPI tax credits related to the acquisition of raw materials used in the manufacture of tax-exempt products.
(ix)	Collection of Urban Property Tax (“IPTU”) related to railway properties leased or assigned to the company under the concession contract and to the railway right-of-way, which are subject to tax immunity. The matter is under discussion in the Supreme Federal Court (STF), and an unfavorable outcome should generate new charges (including from municipalities that currently do not collect the aforementioned tax), in amounts that are not yet possible to measure. If this occurs, it will be possible to file a lawsuit to restore the economic balance of the aforementioned concession contract.

Civil, environmental and regulatory

	Consolidated
	December 31, 2025	December 31, 2024
Civil	3,227,973	3,355,370
Environmental	1,618,201	1,691,409
Regulatory	2,018,722	1,522,749
Total	6,864,896	6,569,528

The Company and its subsidiaries are parties to several judicial and administrative proceedings in the civil, environmental, and regulatory spheres, with a prognosis of possible losses.

  Civil: The portfolio of civil lawsuits is composed mainly of claims for damages of a contractual and extra-contractual nature.
  Environmental: Environmental processes involve terms of commitment, civil investigations, and public civil actions.
  Regulatory: Regulatory processes generally involve administrative sanctioning procedures initiated by regulatory bodies.
Civil:
(i)	The indirectly controlled Rumo Malha Sul is a party to the enforcement of a conduct adjustment agreement signed with the Federal Public Prosecutor's Office (“MPF”). The MPF alleges that Rumo is not transporting cargo in the Presidente Prudente region and, therefore, requested the enforcement of a daily fine, as well as an increase in the amount of the fine. Rumo, in turn, filed a declaratory action to provide the correct interpretation of the TAC, since its commitment was to try to obtain cargo in sufficient volume to carry out the transport. Periodically, the company holds seminars in the region, but so far has not managed to attract interested parties to provide the services. The lawsuits are in the first instance, awaiting a Judicial decision. There was a request to suspend the lawsuit to attempt an agreement and, in parallel, Malha Sul, the Union and ANTT entered into an agreement to adjust the criteria used to determine the value for the return of the segment. The total contingency for this case is R$ 130,239 of which 50% is provisioned and the remainder is classified as a possible contingency.

(ii)	In November 2021, the Administrative Council for Economic Defense (“CADE”), in judging the administrative process initiated based on a complaint from a former customer, condemned its subsidiary Rumo to pay a fine in the updated amount of R$ 339,811. The decision was upheld in the judgment of the motions for clarification. The setting of this amount contradicts precedents of CADE itself, both in relation to the calculation basis and the rate used, which is why the Company filed an action to annul the decision, which is currently under appeal. basis on the technical analysis of its external legal team, Rumo assesses the risk of losing a portion of R$ 31,262 (for which it has recorded a provision) as probable and classifies the difference as a possible contingency. Rumo entered into a judicial agreement to settle the dispute in the amount of R$ 18,173.

Environmental:

(i)	Moove is a defendant in a Public Civil Action (“ACP”) seeking compensation for environmental pollution that occurred in the former area of Companhia Usina de Liabilities. Several ACPs were filed against different companies. In February 2024, one of the ACPs was amended, with the amount attributed by the Public Prosecutor's Office being R$ 365,319, and the action was dismissed and archived. In another ACP, the Company's liability was delimited, and an agreement was reached in February 2025 for R$ 287,500, which has already been approved by the judge and is in the enforcement phase.
(ii)	In 2013, Rumo Malha Paulista was fined by the Brazilian Institute of Environment and Renewable Natural Resources (“IBAMA”) for alleged damage to water resources. The company filed a defense and, in September 2021, requested recognition of the statute of limitations. Analysis of the merits of the case is pending. The amount involved is R$ 221,256.
(iii)	In 2014, the subsidiary Rumo Malha Sul was fined by IBAMA for alleged oil spills in violation of regulations. An administrative appeal was filed, and a decision was handed down in fiscal year 2025 granting Rumo Malha Sul's request to annul the fine in recognition of the administrative statute of limitations. The amount involved was R$ 211,377, and the case was dismissed.

Regulatory:

(i)	Rumo Malha Paulista is a party in a compensation lawsuit filed by the former Rede Ferroviária Federal S.A. (“RFFSA”), succeeded by the Union, due to the deactivation of the railway's electric traction system. The total value of the claims amounts to R$96,922, for which there is no provision. In February 2023, a judgment of dismissal was issued. In December 2024, a ruling was handed down partially upholding the Union's appeal, and Rumo filed a special appeal against the conviction and the calculation parameters.

Labor:

	Consolidated
	December 31, 2025	December 31, 2024
Labor claims	814,364	690,535
	814,364	690,535

Rumo Malha Paulista is a party in a class action lawsuit currently being processed in the Labor Court. The lawsuit originated from an inspection carried out at MS Teixeira, a subcontractor of Prumo Engenharia Ltda. (Prumo Engenharia), which, in turn, was contracted by Rumo. The inspection alleged that the workers at MS Teixeira were working in degrading conditions analogous to slavery.

Prumo Engenharia assumed full responsibility for the employees' situation, including labor and contractual liabilities, as well as all damages arising from the alleged working conditions established by its subcontractors. Prumo Engenharia terminated the employment contracts of these workers, which were approved by the then Ministry of Labor and Employment, without any participation from Rumo.

Furthermore, a criminal investigation was initiated against Rumo, which was later dismissed. However, the Labor Public Prosecutor's Office filed a class action lawsuit against Rumo Malha Paulista, without including Prumo in the litigation, requesting payment of compensation for collective moral damages in the amount of R$ 100,000 (among other commitments). The action was partially successful, condemning the subsidiary to obligations to act and refrain from acting, as well as collective moral damages in the amount of R$ 15,000.

Rumo reached an agreement with the Labor Prosecutor's Office, in which it undertook to comply with several obligations related to working conditions and paid compensation in the amount of R$ 20,000, destined for various social entities. The agreement was judicially approved by the Superior Labor Court.

After the approval, the Attorney General's Office (“AGU”) filed an appeal questioning, solely and exclusively, the destination of the compensation, since, in the view of the Attorney General's Office, the compensation should be allocated to the Workers' Assistance Fund (“FAT”). The appeal was judged and not granted, maintaining the allocation of the amounts as per the agreement signed.

The Company proved payment and presented evidence of compliance with the agreement's obligations in the case files and is awaiting a declaration of full compliance with the agreement by the Court.

In 2025, the Labor Public Prosecutor's Office filed a Rescission Action against Rumo and the AGU, requesting the annulment of two clauses of the agreement: (i) registration of companies in the Register of Employers that have subjected workers to conditions analogous to slavery and (ii) disclosure of the agreement on the government website of the Ministry of Labor and Social Security. The defense presented is awaiting judgment.